Significant Accounting policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Significant Accounting policies

2.       Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2017 Annual Report. There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2018, except for the following:

Revenue from Contracts with Customers (“Topic 606”)

As further described in Note 2t of the Company’s consolidated financial statements included in its 2017 Annual Report, the Company generates its revenues from charterers for the charterhire of its vessels under time charter agreements, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, or voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified freight rate per ton.

Under time charter agreements, voyage costs, such as fuel and port charges are borne and paid by the charterer. The Company’s time charter agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to leases.

In May 2016, the FASB issued their final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606 or ASC 606) by the FASB, and as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company adopted the provisions of ASC 606 on January 1, 2018.

Voyage contracts are considered service contracts that fall under the provisions of ASC 606. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, the revenue is recognized on a straight line basis over the voyage days from the commencement of the loading of cargo to completion of its discharge. Prior to the adoption of ASC 606, revenue from voyage contracts was recognized from the later of the discharge of the prior voyage or the contract date of the current voyage, until the discharge of the current voyage. The effect of this change is presented below.

Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the periods ended June 30, 2018 and 2017 was not material.

The following table shows the revenues earned from time charters and voyage charters for the six months ended June 30, 2018:

Six Months Ended June 30, 2018

Time charters	$152,079
Voyage charters	99,029
Pool revenues	2,553
$253,661

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of brokerage commissions, bunker consumption, port expenses and agency fees related to the voyage. Before the adoption of ASC 606, brokerage commissions were expensed over the related charter period, while the remaining voyage expenses were expensed as incurred. Charter-in hire expense and the related commissions for chartering-in the respective vessels, were also expensed ratably on a straight line basis over the period of the respective charter agreement. Following the adoption of ASC 606 and the implementation of ASC 340-40 Other assets and deferred costs for contract costs, these costs are considered contract fulfilment costs because they are directly related to the performance of the voyage contract. Those costs are expensed with the exception of those contract fulfilment costs incurred prior to the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines they are directly related to a contract and are recoverable and they enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract. These capitalized contract fulfilment costs are recorded as an Other current asset and are amortized on a straight-line basis as the related performance obligations are satisfied.

The Company adopted ASC 606 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018.

As evidenced in the tables below, following the adoption of the new revenue standard in 2018, as of June 30, 2018, the Company has deferred revenue of $3,798 and has deferred expenses of $2,561 (consisting of $1,151 of voyage expenses and $1,410 of charter-in hire expenses) which will be reflected in the Company’s earnings when the corresponding voyages are performed. Out of the $2,561 of such deferred expenses, an amount of $1,229 relates to ballasting cost incurred by chartered-in vessels during backhaul voyages (Pacific-Atlantic) that were considered directly related to the corresponding fronthaul voyages (Atlantic – Pacific) that are expected to take place during subsequent fiscal quarters in 2018.

The following table presents the impact of the adoption of ASC 606 on the Company’s consolidated balance sheet as at June 30, 2018:

	As of June 30, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Assets
Trade accounts receivable	$24,708	$27,212	$(2,504)
Other current assets	5,638	3,098	2,540
Liabilities
Deferred revenue	6,523	5,231	(1,292)
Accrued liabilities	11,475	11,495	20

As of June 30, 2018, trade accounts receivable increased by $6,187, and deferred revenue decreased by $706 since December 31, 2017. These changes were mainly attributable to timing of collections.

The following table presents the impact of the adoption of ASC 606 on the Company’s consolidated statement of operations for the six-month period ended June 30, 2018:

	For the six months ended June 30, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Voyage revenues	$253,661	$253,922	$(261)
Voyage expenses	42,586	42,722	136
Charter-in hire expenses	40,763	42,173	1,410
Net income/(loss)	20,628	19,343	1,285

Earnings/(Loss) per share, basic	$0.32	$0.30	$0.02
Earnings/(Loss) per share, diluted	$0.32	$0.30	$0.02

The following table presents the cumulative effect of changes made to the Company’s opening consolidated balance sheet on January 1, 2018 for the adoption of ASC 606:

	December 31, 2017	Effect of Adoption of ASC 606	January 1, 2018
Assets
Trade accounts receivable	$18,521	$(2,383)	$16,138
Other current assets	5,157	1,660	6,817
Liabilities
Deferred revenue	7,229	(1,137)	8,366
Accrued liabilities	10,521	3	10,518
Stockholders' Equity
Accumulated deficit	(1,036,303)	(1,857)	(1,038,160)

Under ASC 606, unearned charter hire revenue represents the consideration received for undelivered performance obligations. The Company recorded $8,366 as unearned revenue on voyages in progress as of January 1, 2018, all of which was recognized in earnings in the six month period ended June 30, 2018 as the performance obligations were satisfied in that period.

Statement of Cash Flows (230)

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (230): Restricted Cash”. The amendments in this Update require that a statement of cash flows explains the change during the period in the total amount of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted this accounting standard update as of January 1, 2018, and this presentation was applied retrospectively to all periods presented as required by the guidance. As a result an amount of $10,425 and $11,420 of current and non-current restricted cash, respectively, has been aggregated with the $218,651 cash and cash equivalents and presented as cash and cash equivalents and restricted cash in the statement of cash flows for six-month period ended June 30, 2018. Similarly, an amount of $12,120 and $8,420 of current and non-current restricted cash, respectively, has been aggregated with the $226,882 cash and cash equivalents in the end-of-period line item at the bottom of the statements of cash flows for six-month period ended June 30, 2017.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments” addressing specific cash flow issues with the objective of reducing the existing diversity in practice. The pronouncement was effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company adopted this ASU on January 1, 2018. The impact of the adoption of this amended guidance did not have a material effect on the Company’s interim condensed consolidated financial statements.

Derivatives & Hedging:

In the second quarter of 2018, the Company applied a fair value accounting hedge designation as further discussed in Note 13. As a result, the Company’s updated policy on derivatives and hedging, compared to the policy discussed in Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report, is outlined below.

i)       Derivative Financial Instrument:

The Company enters into derivative or nonderivative financial instruments to manage risks related to fluctuations of interest rates and foreign currency exchange rates.

All derivatives are recorded on the Company’s balance sheet as assets or liabilities and are measured at fair value. The valuation of interest rate swaps is based on Level 2 observable inputs of the fair value hierarchy, such as interest rate curves. The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings.

For the purpose of hedge accounting, hedges are classified as:

•	fair value hedges, when hedging the exposure to changes in the fair value of a recognized asset or liability, or an unrecognized firm commitment, that are attributable to a particular risk, including foreign currency risk;
•	cash flow hedges, when hedging exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect earnings; or
•	hedges of a net investment in a foreign operation. This type of hedge is not used by the Company.

In case the instruments are eligible for hedge accounting, at the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows or fair value attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows or fair value and are assessed at each reporting date to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Fair value hedges

A fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment that are attributable to a particular risk.

The change in the fair value of a hedging instrument is recognized in the accompanying consolidated statement of operations. The change in the fair value of the hedged item attributable to the risk hedged, is recorded as a part of the carrying value of the hedged item and is also recognized in the accompanying consolidated statement of operations.

For fair value hedges, in which a nonderivative is used as hedging instrument for foreign currency risk hedges of unrecognized firm commitments, the hedging instrument is re- measured based on the movement in functional currency cash flows attributable to the change in spot exchange rates between the functional currency and the currency in which the nonderivative hedging instrument is denominated. An asset or liability is recorded for the unrecognized firm commitment, which equals the foreign exchange gain or loss that is recorded in earnings as a result of the hedge relationship. The resulting asset or liability will eventually be treated as part of the consideration when the firm commitment contract is finally completed.

Cash Flow hedges

A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect earnings.

For derivatives designated as cash flow hedges, the effective portion of the changes in their fair value is recorded in “Accumulated other comprehensive income / (loss)” and is subsequently recognized in earnings when the hedged items impact earnings, while the ineffective portion, if any, is recognized immediately in current period earnings under “Gain / (Loss) on derivative financial instruments, net.”

Derecognition

The Company discontinues prospectively fair value or cash flow hedge accounting if the hedging instrument expires or is sold, terminated or exercised and it no longer meets all the criteria for hedge accounting or if the Company de-designates the instrument as a cash flow or fair value hedge. As part of a cash flow hedge, at the time the hedging relationship is discontinued, any cumulative gain or loss on the hedging instrument recognized in equity remains in equity until the forecasted transaction occurs or until it becomes probable of not occurring. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is reclassified and recognized in earnings for the year. Similarly, as part of a fair value hedge, if the hedged item is derecognized, the unamortized fair value is recognized immediately in earnings.

ii)       Forward Freight Agreements and Bunker Swaps:

In addition, from time to time, the Company may take positions in derivative instruments including freight forward agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge a vessel owner’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period. The Company measures the fair value of all open positions at each reporting date on this basis (Level 2). Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. FFAs are intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, effectively locking-in an approximate amount of revenue that the Company expects to receive from such vessels for the relevant periods. All of the FFAs are settled on a daily basis through reputable exchanges such as London Clearing House (LCH), Singapore Exchange (SGX) or Nasdaq. The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the accompanying consolidated statements of operations under “(Gain)/Loss on forward freight agreements and bunker swaps.”

Also, from time to time, the Company enters into bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Bunker swaps are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company’s bunker swaps do not qualify for hedge accounting and are settled through reputable clearing houses, including LCH. The fair value of bunker swaps is the estimated amount that the Company would receive or pay to terminate the swaps at the reporting date (Level 2). Bunker price differentials paid or received under the swap agreements are recognized under “(Gain)/Loss on forward freight agreements and bunker swaps”.

Recent Accounting pronouncements – not yet adopted:

Leases (Topic 842): As disclosed in the Company’s 2017 Annual Report, in February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842).” ASU 2016-02 will apply to both types of leases capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with term of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. In July 2018, the FASB issued ASU 2018-11, “Leases (Topic 842) – Targeted Improvements,” as part of which targeted improvements were made to the accounting standards that provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes. The Company intends to apply the alternative transition method and intends to elect the practical expedient for lessors for presentation purposes. Early adoption is permitted. The Company does not intend to early adopt the provisions of this guidance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements. Based on the Company’s preliminary assessment, the effect of this guidance is not expected to be material.

Fair Value Measurement (Topic 820): In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.